Average Annual Total Returns - FidelityHealthSavingsFunds-RetailComboPRO - FidelityHealthSavingsFunds-RetailComboPRO - Fidelity Health Savings Index Fund	Nov. 29, 2023
Fidelity Health Savings Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(15.17%)
Since Inception	(0.62%)
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	(4.18%)	[1]
IXXJ7
Average Annual Return:
Past 1 year	(11.63%)
Since Inception	0.55%	[1]
IXXJ8
Average Annual Return:
Past 1 year	(14.79%)
Since Inception	(0.82%)	[1]

[1]	AFrom March 2, 2020.